CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 9,554	$ 7,499
Ordinary shares, authorized	125,000,000	125,000,000
Ordinary shares, issued	73,455,167	72,323,566
Ordinary shares, outstanding	60,925,954	59,988,783
Treasury shares	12,529,213	12,334,783